UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GW Capital, Inc.
Address: 10900 N.E. Eighth Street, Suite 1010
         Bellevue, WA  98004

13F File Number:  801-35777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guy Watanabe
Title:     President
Phone:     425-455-4551

Signature, Place, and Date of Signing:

      /s/  Guy Watanabe     Bellevue, WA     November 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $723,430 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/    SH/ PUT/INVSTMT  OTHER VOTING   AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP     (x$1000) PRN AMT    PRN CALLDSCRETN  MGRS  SOLE     SHARED    NONE
ALLSCRIPTS HEALTHCARE           COM             01988P108 33325    1234722    SH      SOLE           932782   0         301940
AMEDISYS INC                    COM             234361080 28300    860964     SH      SOLE           656049   0         204915
AMERICAN INTL GRP, INC.         COM             268741070 1433     20000      SH      SOLE           20000    0         0
AMERICAN STS WTR CO             COM             298991010 20168    522235     SH      SOLE           386140   0         136095
ANDREW CORP DE                  COM             344251080 24691    2413497    SH      SOLE           1856282  0         557215
BOWATER INC                     COM             102183100 24122    1072115    SH      SOLE           826820   0         245295
BRIGGS & STRATTON CORP          COM             109043109 13686    507820     SH      SOLE           390857   0         116963
CONSECO INC                     COM NEW         208464883 2198     110000     SH      SOLE           110000   0         0
CROWN HOLDINGS INC              COM             228368106 30612    1463310    SH      SOLE           1119670  0         343640
DEAN FOODS                      COM             242370104 731      17300      SH      SOLE           17300    0         0
P H GLATFELTER CO               COM             377316104 4        240        SH      SOLE           240      0         0
HANOVER COMPRESSOR CO           COM             410768105 28111    1488157    SH      SOLE           1153449  0         334708
HEALTHCARE RLTY TR INC          COM             421946104 23112    584544     SH      SOLE           443039   0         141505
HEALTH CARE REIT INC            COM             42217K106 25606    595200     SH      SOLE           454380   0         140820
HEARST-ARGYLE TV INC            COM             422317107 21071    826340     SH      SOLE           633170   0         193170
INPUT/OUTPUT INC                COM             457652105 35131    2577463    SH      SOLE           1984013  0         593450
ITT CORPORATION                 COM             450911102 1421     25000      SH      SOLE           25000    0         0
LTC PPTYS INC                   COM             502175102 25092    918767     SH      SOLE           698297   0         220470
MANOR CARE INC                  COM             564055101 744      15850      SH      SOLE           15850    0         0
MARCHEX INC                     CL B            56624R108 6568     490915     SH      SOLE           329480   0         161435
NEWMONT MINING CORP.            COM             651639106 2258     50000      SH      SOLE           50000    0         0
NORTHWESTERN CORP               COM NEW         668074305 19827    560420     SH      SOLE           424320   0         136100
OMEGA HEALTHCARE INVS INC       COM             681936100 29383    1658184    SH      SOLE           1249214  0         408970
ONEOK INC                       COM             682680103 31928    740458     SH      SOLE           568973   0         171485
OWENS ILL INC                   COM NEW         690768403 32882    1782262    SH      SOLE           1368582  0         413680
PEP BOYS MANNY MOE & JACK       COM             713278109 26015    1750664    SH      SOLE           1353439  0         397225
QUIKSILVER INC                  COM             74838C106 25260    1603780    SH      SOLE           1234120  0         369660
ISHARES TR                      RUSL 2000 VALU  464287630 644      8050       SH      SOLE           3550     0         4500
SIERRA PAC RES NEW              COM             826428104 27053    1607427    SH      SOLE           1243690  0         363737
SINCLAIR BROADCAST GROUP INC    CL A            829226109 25046    2385363    SH      SOLE           1794963  0         590400
SMURFIT STONE CONTAINER CORP    COM             832727101 2112     200000     SH      SOLE           200000   0         0
SOUTHWEST GAS CORP              COM             844895102 27657    720795     SH      SOLE           549525   0         171270
STEWART ENTERPRISES INC         CLA             860370105 24574    3931875    SH      SOLE           3002500  0         929375
SUNRISE SENIOR LIVING INC       COM             86768K106 15001    488306     SH      SOLE           361960   0         126346
TIDEWATER INC                   COM             886423102 25214    521383     SH      SOLE           401663   0         119720
VECTREN CORP                    COM             92240G101 23272    822915     SH      SOLE           619630   0         203285
VENTAS INC                      COM             92276F100 857      20250      SH      SOLE           20250    0         0
WASHINGTON GRP INTL INC         COM NEW         938862208 13762    230181     SH      SOLE           177347   0         52834
WESTAR ENERGY INC               COM             95709T100 24557    945962     SH      SOLE           724392   0         221570